Investment Objectives and Goals - Tortoise Energy Fund	Jun. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE ENERGY FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Tortoise Energy Fund, a series of Tortoise Capital Series Trust (the “Fund”), primarily seeks current income
Objective, Secondary [Text Block]	and secondarily seeks long-term capital appreciation.